GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Less Accumulated Amortization	$ (9,655,515)	$ (8,832,778)	$ 7,555,422
Total	1,606,013	5,139,762	6,417,117
Less impairment	(24,881)	(3,838,425)	(3,838,425)
Carrying Value		1,301,337	2,578,692
Carrying Value	1,581,132	1,301,337
Software Acquired [Member]
Intangible Assets Gross	2,563,937	3,785,434	3,785,434
Internal Use Software Developed [Member]
Intangible Assets Gross	157,939	325,491	325,491
Customer Contracts [Member]
Intangible Assets Gross	5,644,411	8,093,787	8,093,787
License [Member]
Intangible Assets Gross	2,854,379	1,726,966	1,726,965
Domains [Member]
Intangible Assets Gross	$ 40,862	$ 40,862	$ 40,862